FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Subordinated convertible promissory notes	$-	$-	$5,490,324	$5,490,324
Series A Convertible Preferred Stock	-	-	1,294,117	1,294,117
Total liabilities	$-	$-	$6,784,441	$6,784,441
Equity:
Warrants	$-	$-	$2,687,074	$2,687,074
Total equity	$-	$-	$2,687,074	$2,687,074

The Company classified the following securities as financial instruments:

	December 31, 2024
Liabilities:	Level 1	Level 2	Level 3	Total
Subordinated convertible promissory notes	$-	$-	$5,490,324	$5,490,324
Series A convertible preferred stock	$-	$-	$1,294,117	$1,294,117
Equity:
Warrants	$-	$-	$3,993,491	$3,993,491

	December 31, 2023
Liabilities:	Level 1	Level 2	Level 3	Total
Subordinated convertible promissory notes	$-	$-	$4,894,446	$4,894,446
Series A convertible preferred stock	$-	$-	$1,294,117	$1,294,117
Equity:
Warrants	$-	$-	$2,687,074	$2,687,074